Note 11 - Fair Value of Financial Instrument - Fair Value and Carrying Value of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Carrying value	$ 369,878	$ 604,786
Estimated fair value	$ 364,276	$ 599,408